Share-based compensation - Summary of Changes on Fair Value Per Employee Stock Option Granted (Details) - Employee Stock Options	12 Months Ended
Dec. 31, 2023 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price increase 10%	$ 0.44
Share price decrease 10%	(0.4)
Volatility increase 2%	0.12
Volatility decrease 2%	(0.13)
Expected life increase 12 months	0.06
Expected life decrease 12 months	$ (0.07)